Stockholders' equity (Tables)	9 Months Ended
Sep. 30, 2011
Stockholders' equity
Vale issued mandatory convertible notes

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6.75	%p.a.

Funds linked to future mandatory conversion

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Net income from continuing operations attributable to Company’s stockholders	4,935	6,452	6,030	18,213	11,490
Discontinued operations, net of tax	—	—	8	—	(143)
Net income attributable to Company’s stockholders	4,935	6,452	6,038	18,213	11,347

Interest attributed to preferred convertible notes	(40)	(24)	(11)	(82)	(49)
Interest attributed to common convertible notes	(16)	(10)	(5)	(34)	(51)
Net income for the period adjusted	4,879	6,418	6,022	18,097	11,247

Basic and diluted earnings per share

Income available to preferred stockholders	1,846	2,440	2,314	6,871	4,324
Income available to common stockholders	2,972	3,898	3,635	11,000	6,783
Income available to convertible notes linked to preferred shares	44	57	53	162	100
Income available to convertible notes linked to common shares	17	23	20	64	40
Weighted average number of shares outstanding
(thousands of shares) - preferred shares	1,986,461	2,008,930	2,056,473	2,002,352	2,043,102
Weighted average number of shares outstanding
(thousands of shares) - common shares	3,197,984	3,209,349	3,230,765	3,206,032	3,204,885
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	47,285	47,285	47,285
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	18,416	18,416	18,416
Total	5,250,146	5,283,980	5,352,939	5,274,085	5,313,688

Earnings per preferred share	0.93	1.21	1.13	3.43	2.12
Earnings per common share	0.93	1.21	1.13	3.43	2.12
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.15
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.94

Continuous operations
Earnings per preferred share	0.93	1.21	1.13	3.43	2.14
Earnings per common share	0.93	1.21	1.13	3.43	2.14
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.17
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.96

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.02)
Earnings per common share	—	—	—	—	(0.02)
Earnings per convertible notes linked to preferred share (*)	—	—	—	—	(0.02)
Earnings per convertible notes linked to common share (*)	—	—	—	—	(0.02)

(*) Basic earnings per share only, as dilution assumes conversion

Dilutive effect in the conversion of the convertible notes

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Income available to preferred stockholders	1,930	2,521	2,378	7,115	4,473
Income available to common stockholders	3,005	3,931	3,660	11,098	6,874
Weighted average number of shares outstanding (thousands of shares) - preferred shares	2,033,746	2,056,215	2,103,758	2,049,637	2,090,387
Weighted average number of shares outstanding (thousands of shares) - common shares	3,216,400	3,227,765	3,249,181	3,224,448	3,223,301
Earnings per preferred share	0.95	1.23	1.13	3.47	2.14
Earnings per common share	0.93	1.22	1.13	3.44	2.13

Continuous operations
Earnings per preferred share	0.95	1.23	1.13	3.47	2.17
Earnings per common share	0.93	1.22	1.13	3.44	2.16

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.03)
Earnings per common share	—	—	—	—	(0.03)